Significant Accounting Judgments, Estimates and Assumptions	12 Months Ended
Oct. 31, 2018
Grown Rogue Unlimited LLC [Member]
Reserve Quantities [Line Items]
Significant Accounting Judgments, Estimates and Assumptions

5.	Significant Accounting Judgments, Estimates and Assumptions

The preparation of these consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting period. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates. The estimates and underlying assumptions are reviewed on an ongoing basis. The most significant judgments include those related to the ability of the Company to continue as a going concern, the determination of when property and equipment are available for use, and impairment of its financial and non-financial assets. The most significant estimates and assumptions include those related to the valuation of biological assets, the collectability of accounts receivable, the useful lives of property and equipment, inputs used in accounting the determination of the discount rate used to estimate the fair value of the liability component of convertible promissory notes, the inputs used in the estimate of the fair value of unit-based compensation and the inputs used in the estimate of the fair value of the unit purchase option issued.